GOLDMAN SACHS ETF TRUST
Goldman Sachs Nasdaq‑100 Core Premium Income ETF, and
Goldman Sachs S&P 500 Core Premium Income ETF
(each a “Fund,” and together, the “Funds”)
Supplement dated February 21, 2025, to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs ETF Trust recently approved changes to each Fund’s name and non‑fundamental policy to invest at least 80% of its net assets in equity investments of companies that are included in the Fund’s benchmark (“80% Policy”). The Goldman Sachs Nasdaq‑100 Core Premium Income ETF’s name will change to the “Goldman Sachs Nasdaq‑100 Premium Income ETF.” The Goldman Sachs S&P 500 Core Premium Income ETF’s name will change to the “Goldman Sachs S&P 500 Premium Income ETF.” Each Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its net assets in investments reflective of the Fund’s new name. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which each Fund is managed, (ii) the portfolio holdings of each Fund, or (iii) each Fund’s investment objective to seek current income while maintaining prospects for capital appreciation.
Accordingly, on the Effective Date, the Funds’ Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Nasdaq‑100 Core Premium Income ETF” are replaced with “Goldman Sachs Nasdaq‑100 Premium Income ETF.”
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs S&P 500 Core Premium Income ETF” are replaced with “Goldman Sachs S&P 500 Premium Income ETF.”
The following replaces in its entirety the first paragraph of “Goldman Sachs Nasdaq‑100 Core Premium Income ETF—Summary—Principal Strategy” in the Funds’ Prospectus and “Principal Strategy” in the Goldman Sachs Nasdaq‑100 Core Premium Income ETF’s Summary Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in investments in companies that are included in the Fund’s benchmark. These investments may include equity securities such as common stock, preferred stock, warrants and other rights to acquire stock, and futures, forwards, options and derivatives on equity instruments that generate premium income for the Fund. The Fund seeks to achieve its objective by investing primarily in a portfolio of stocks comprised significantly of those included in the Fund’s benchmark and selling call options with exposure to the benchmark. The Fund will generally seek to maintain style, capitalization and industry characteristics similar to its benchmark. The equity portion of the Fund’s portfolio will generally be invested in the benchmark components in approximately the same weighting that such components have within the benchmark at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the benchmark in the approximate benchmark weight. The Fund may also invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”) for cash management purposes. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable rate with performance that captures the majority of the returns (and risk) associated with the benchmark. The Investment Adviser measures the Fund’s performance against the Nasdaq‑100 Index.
The following replaces in its entirety the first paragraph of “Goldman Sachs S&P 500 Core Premium Income ETF—Summary—Principal Strategy” in the Funds’ Prospectus and “Principal Strategy” in the Goldman Sachs S&P 500 Core Premium Income ETF’s Summary Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in investments in companies that are included in the Fund’s benchmark. These investments may include equity securities such as common stock, preferred stock, warrants and other rights to acquire stock, and futures, forwards, options and derivatives on equity instruments that generate premium income for the Fund. The Fund seeks to achieve its objective by investing primarily in a portfolio of stocks comprised significantly of those included in the Fund’s benchmark and selling call options with exposure to the benchmark. The Fund will generally seek to maintain style, capitalization and industry characteristics similar to its benchmark. The equity portion of the Fund’s portfolio will generally be invested in the benchmark components in approximately the same weighting that such components have within the benchmark at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the benchmark in the approximate benchmark weight. The Fund may also invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”) for cash management purposes. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable rate with performance that captures the majority of the returns (and risk) associated with the benchmark. The Investment Adviser measures the Fund’s performance against the S&P 500® Index.
The following replaces in its entirety the first paragraph of “Investment Management Approach—Principal Investment Strategies” in the Prospectus:
Each Fund invests, under normal circumstances, at least 80% of its Net Assets in investments in companies that are included in the Fund’s benchmark. These investments may include common stock, preferred stock, warrants and other rights to acquire stock, and options and derivatives on equity instruments that generate premium income for the Fund. Shareholders will be provided with 60 days’ notice in the manner prescribed by the Securities and Exchange Commission before any change in a Fund’s policy to invest at least 80% of its assets in investments in companies that are included in the Fund’s benchmark.

The following replaces in its entirety the second paragraph under the “Investment Objectives and Policies” section in the Funds’ SAI:
As described in the Funds’ Prospectus, each Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in investments in companies that are included in the Fund’s benchmark. These investments may include equity securities such as common stock, preferred stock, warrants and other rights to acquire stock, and futures, forwards, options and derivatives on equity instruments that generate premium income for the fund. Each Fund seeks to achieve its objective by investing primarily in a portfolio of stocks comprised significantly of those included in the Fund’s benchmark and selling call options with exposure to the benchmark. The Fund will generally seek to maintain style, capitalization and industry characteristics similar to its benchmark. The equity portion of the Fund’s portfolio will generally be invested in the benchmark components in approximately the same weighting that such components have within the benchmark at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the benchmark in the approximate benchmark weight. Each Fund may also invest in pooled investment vehicles, including exchange-traded funds such as ETFs and UITs for cash management purposes. Each Fund will generally seek to maintain style, capitalization and industry characteristics similar to its benchmark. The Goldman Sachs Nasdaq‑100 Premium Income ETF’s benchmark is the Nasdaq‑100 Index. The Goldman Sachs S&P 500 Premium Income ETF’s benchmark is the S&P 500® Index.
This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

USEQPREPCETFSTK 02‑25